Employee benefits liabilities - Disclosure of maturity profile of defined benefit obligation (Details) € in Millions	Dec. 31, 2022 EUR (€)
2023 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 1,746
2023 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	127
2024 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,731
2024 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	126
2025 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,728
2025 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	126
2026 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,740
2026 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	125
2027 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,736
2027 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	125
2028-2032 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	8,539
2028-2032 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 614